AdvanceDesigns® Variable Annuity	AdvanceDesigns® Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207

Supplement Dated February 28, 2020
To Current Prospectus

Important Information about

BNY Mellon VIF International Value

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

Effective March 31, 2020, the BNY Mellon VIF International Value Subaccount (the “Closed Subaccount”) is no longer available as an investment option under your Contract. The underlying fund of the Closed Subaccount, BNY Mellon VIF International Value (the “Fund”), is expected to be liquidated on or about April 30, 2020.

If you have allocated Contract Value to the Liquidating Subaccount, you may want to consider transferring your Contract Value to another available subaccount prior to April 30, 2020. Should you choose to request such a transfer, there will be no fees, charges, tax effects, penalties or alteration of your rights for transferring Contract Value from the Liquidating Subaccount to another subaccount, and such a transfer will not count toward any transfer limit under your Contract.

If a transfer request is not received by the close of business on April 29, 2020, Contract Value allocated to the Liquidating Subaccount and redemption proceeds received upon the Fund’s liquidation will be reallocated to the Invesco V.I. Government Money Market Subaccount, which invests in the Invesco V.I. Government Money Market Fund. The investment objective of the Invesco V.I. Government Money Market Fund is to provide current income consistent with preservation of capital and liquidity. If you have instructions designating allocation to the Liquidating Subaccount as part of a Dollar Cost Averaging or Asset Reallocation Option, those allocations will be reallocated to the Invesco V.I. Government Money Market Subaccount. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Liquidating Subaccount), you need to submit a new form to our Administrative Office.

More detailed information regarding the investment objective, policies, risks, and expenses associated with the Invesco V.I. Government Money Market Fund, and other relevant information, may be found in the respective fund prospectus. The prospectus for an Underlying Fund should be read in conjunction with the Contract Prospectus. You may contact Security Benefit Life Insurance Company or First Security Benefit Life Insurance and Annuity Company of New York to obtain additional information, including a transfer request form or copies of the fund prospectus.

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century VP Ultra	Class II	Seeks long-term capital growth.	American Century Investment Mgmt. Inc.
American Century VP Value	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
BNY Mellon IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Clearbridge Variable Aggressive Growth	Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC	Clearbridge Investments, LLC
Clearbridge Variable Small Cap Growth	Class I	Seeks long-term growth of capital	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Franklin Income VIP Fund	Class 2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers Inc.
Franklin Mutual Global Discovery VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers LLC
Franklin Small Cap Value VIP Fund	Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services LLC
Guggenheim VIF All Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Alpha Opportunity		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF High Yield		Seeks high current income, capital appreciation is secondary objective.	Security Investors LLC
Guggenheim VIF Large Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Long Short Equity		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF Managed Asset Allocation		Provide capital growth and, secondarily, capital preservation.	Security Investors LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors LLC
Guggenheim VIF Small Cap Value		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF SMid Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term capital growth.	Security Investors LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF StylePlus Small Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appre-ciation and income.	Security Investors LLC
Invesco Oppenheimer V.I. Main Street Small Cap	Series II	Seeks capital appreciation.	Invesco Advisers Inc.
Invesco Oppenheimer Total Return Bond Fund/VA	Series II	Seeks total return.	Invesco Advisers Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through invest-ments in equity securities, including common stocks, preferred stocks and securities conver-tible into common and preferred stocks	Invesco Advisers Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers Inc.
Invesco V.I. Global Real Estate	Series I	Seeks total return through growth of capital and current income.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Money Market	Series II	Provide current income consistent with preservation of capital and liquidity.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. Health Care	Series I	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. International Growth	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. Value Opportunities	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Janus Henderson VIT Enterprise	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Equity	Class II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Co.
Neuberger Berman AMT Sustainable Equity	Class S	Seeks long-term capital growth by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT All Asset	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT International Bond Portfolio (U.S. Dollar‑Hedged)	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Co. LLC
Royce Micro-Cap	Investment	Seeks long-term growth of capital.	Royce & Associates, LP
Western Asset Variable Global High Yield Bond	Class II	Maximize total return.	Legg Mason Partners Fund Advisor LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd

Please Retain This Supplement For Future Reference

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